Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
October 31, 2021
T18-NPRT1-1221
1.9880051.105

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.3%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	192,238	$4,855,932
Verizon Communications, Inc.	103,287	5,473,178
		10,329,110
Entertainment – 1.5%
Activision Blizzard, Inc.	47,133	3,685,330
Take-Two Interactive Software, Inc. (a)	20,884	3,780,004
		7,465,334
Interactive Media & Services – 4.6%
Alphabet, Inc. Class A (a)	7,914	23,432,721
Media – 1.6%
Cable One, Inc.	1,619	2,770,449
Comcast Corp. Class A	105,547	5,428,282
		8,198,731
Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc. (a)	28,369	3,263,286
TOTAL COMMUNICATION SERVICES		52,689,182
CONSUMER DISCRETIONARY – 11.6%
Distributors – 0.5%
Pool Corp.	5,432	2,798,349
Diversified Consumer Services – 0.5%
Service Corp. International	39,654	2,715,903
Hotels, Restaurants & Leisure – 2.1%
Domino's Pizza, Inc.	4,962	2,426,269
McDonald's Corp.	18,841	4,626,408
Starbucks Corp.	33,912	3,597,046
		10,649,723
Household Durables – 0.5%
Garmin Ltd.	16,464	2,364,230
Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc. (a)	5,674	19,135,168
Multiline Retail – 0.6%
Dollar General Corp.	12,968	2,872,671
Specialty Retail – 2.7%
AutoZone, Inc. (a)	1,728	3,084,203
The Home Depot, Inc.	19,551	7,267,889
The TJX Cos., Inc.	49,139	3,218,113
		13,570,205
Textiles, Apparel & Luxury Goods – 0.9%
NIKE, Inc. Class B	28,635	4,790,349
TOTAL CONSUMER DISCRETIONARY		58,896,598
CONSUMER STAPLES – 5.2%
Beverages – 0.8%
PepsiCo, Inc.	25,495	4,119,992
Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	8,434	4,145,649
Walmart, Inc.	25,977	3,881,483

	Shares	Value

		8,027,132
Food Products – 0.6%
Hormel Foods Corp. (b)	35,518	$1,503,122
The Hershey Co.	9,905	1,736,841
		3,239,963
Household Products – 2.2%
Colgate-Palmolive Co.	28,396	2,163,491
Kimberly-Clark Corp.	14,916	1,931,473
The Clorox Co.	10,421	1,698,727
The Procter & Gamble Co.	38,619	5,522,131
		11,315,822
TOTAL CONSUMER STAPLES		26,702,909
ENERGY – 2.6%
Oil, Gas & Consumable Fuels – 2.6%
Cabot Oil & Gas Corp.	63,599	1,355,931
Cheniere Energy, Inc. (a)	13,688	1,415,339
Chevron Corp.	31,716	3,631,165
Exxon Mobil Corp.	65,503	4,222,978
Kinder Morgan, Inc.	78,103	1,308,225
ONEOK, Inc.	23,271	1,480,501
TOTAL ENERGY		13,414,139
FINANCIALS – 12.2%
Capital Markets – 4.8%
CME Group, Inc.	21,853	4,819,679
FactSet Research Systems, Inc.	10,724	4,760,276
Intercontinental Exchange, Inc.	37,371	5,174,389
Nasdaq, Inc.	20,866	4,379,147
S&P Global, Inc.	11,131	5,277,875
		24,411,366
Insurance – 7.4%
Aon PLC Class A	16,661	5,330,187
Arthur J Gallagher & Co.	28,961	4,855,891
Brown & Brown, Inc.	70,704	4,462,129
Chubb Ltd.	26,570	5,191,247
Erie Indemnity Co. Class A	20,407	4,199,965
Marsh & McLennan Cos., Inc.	30,300	5,054,040
The Progressive Corp.	45,401	4,307,647
The Travelers Cos., Inc.	27,391	4,406,664
		37,807,770
TOTAL FINANCIALS		62,219,136
HEALTH CARE – 13.3%
Biotechnology – 1.6%
Amgen, Inc.	20,496	4,242,057
Regeneron Pharmaceuticals, Inc. (a)	6,596	4,221,044
		8,463,101
Health Care Equipment & Supplies – 4.5%
Abbott Laboratories	47,077	6,067,754
Baxter International, Inc.	49,325	3,894,702

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Danaher Corp.	17,897	$ 5,579,748
ResMed, Inc.	13,803	3,628,947
Steris PLC	16,160	3,777,238
		22,948,389
Health Care Providers & Services – 2.4%
Chemed Corp.	7,083	3,415,777
UnitedHealth Group, Inc.	18,793	8,653,613
		12,069,390
Pharmaceuticals – 4.8%
Eli Lilly & Co.	21,471	5,469,952
Johnson & Johnson	49,110	7,999,037
Merck & Co., Inc.	72,143	6,352,191
Zoetis, Inc.	21,394	4,625,383
		24,446,563
TOTAL HEALTH CARE		67,927,443
INDUSTRIALS – 8.5%
Aerospace & Defense – 1.2%
L3Harris Technologies, Inc.	13,211	3,045,664
Northrop Grumman Corp.	8,718	3,114,244
		6,159,908
Air Freight & Logistics – 1.1%
CH Robinson Worldwide, Inc.	29,470	2,858,295
Expeditors International of Washington, Inc.	22,142	2,729,223
		5,587,518
Building Products – 0.5%
Carrier Global Corp.	53,938	2,817,182
Commercial Services & Supplies – 1.8%
Republic Services, Inc.	23,648	3,183,020
Rollins, Inc.	67,804	2,388,735
Waste Management, Inc.	21,395	3,428,121
		8,999,876
Industrial Conglomerates – 0.7%
3M Co.	19,384	3,463,533
Machinery – 2.1%
Graco, Inc.	33,776	2,539,280
Illinois Tool Works, Inc.	14,365	3,273,352
Otis Worldwide Corp.	32,293	2,593,451
The Toro Co.	23,249	2,219,582
		10,625,665
Professional Services – 1.1%
Exponent, Inc.	22,554	2,589,199
Verisk Analytics, Inc.	15,076	3,170,031
		5,759,230
TOTAL INDUSTRIALS		43,412,912
INFORMATION TECHNOLOGY – 27.8%
IT Services – 14.1%
Accenture PLC Class A	24,918	8,940,329

	Shares	Value

Akamai Technologies, Inc. (a)	51,519	$ 5,433,194
Amdocs Ltd.	75,450	5,873,028
Automatic Data Processing, Inc.	31,314	7,029,680
Broadridge Financial Solutions, Inc.	33,695	6,011,525
Fiserv, Inc. (a)	58,196	5,731,724
Jack Henry & Associates, Inc.	33,303	5,544,283
MAXIMUS, Inc.	67,129	5,677,100
Paychex, Inc.	52,509	6,473,310
VeriSign, Inc. (a)	27,330	6,085,571
Visa, Inc. Class A	42,995	9,105,051
		71,904,795
Semiconductors & Semiconductor Equipment – 2.9%
Intel Corp.	151,105	7,404,145
Texas Instruments, Inc.	39,804	7,462,454
		14,866,599
Software – 10.8%
Citrix Systems, Inc.	56,995	5,399,136
Microsoft Corp.	106,543	35,331,790
Oracle Corp.	83,916	8,050,901
Tyler Technologies, Inc. (a)	11,868	6,446,935
		55,228,762
TOTAL INFORMATION TECHNOLOGY		142,000,156
MATERIALS – 2.7%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	5,558	1,666,344
Balchem Corp.	6,895	1,055,556
Ecolab, Inc.	6,847	1,521,540
Linde PLC (a)	8,861	2,828,431
		7,071,871
Construction Materials – 0.5%
Martin Marietta Materials, Inc.	3,109	1,221,340
Vulcan Materials Co.	6,401	1,216,958
		2,438,298
Containers & Packaging – 0.8%
AptarGroup, Inc.	7,540	910,681
Ball Corp.	14,500	1,326,460
Packaging Corp. of America	7,338	1,008,021
Sonoco Products Co.	14,874	861,948
		4,107,110
TOTAL MATERIALS		13,617,279
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
Agree Realty Corp.	8,799	625,257
American Tower Corp.	7,400	2,086,578
CoreSite Realty Corp.	4,816	686,087
Crown Castle International Corp.	8,102	1,460,791
CubeSmart	14,342	788,953
Digital Realty Trust, Inc.	7,129	1,125,027
Duke Realty Corp.	16,198	910,976
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Equinix, Inc.	1,772	$ 1,483,288
Equity Lifestyle Properties, Inc.	9,149	773,182
Essex Property Trust, Inc.	2,617	889,597
Extra Space Storage, Inc.	4,986	984,087
Life Storage, Inc.	5,876	786,268
Prologis, Inc.	13,184	1,911,153
Public Storage	3,719	1,235,377
Sun Communities, Inc.	4,353	853,101
TOTAL REAL ESTATE		16,599,722
UTILITIES – 2.3%
Electric Utilities – 1.2%
Duke Energy Corp.	18,712	1,908,811
NextEra Energy, Inc.	35,842	3,058,398
Xcel Energy, Inc.	21,520	1,389,977
		6,357,186
Multi-Utilities – 0.8%
CMS Energy Corp.	20,101	1,213,095
Consolidated Edison, Inc.	18,022	1,358,859
WEC Energy Group, Inc.	14,625	1,317,128
		3,889,082
Water Utilities – 0.3%
American Water Works Co., Inc.	7,998	1,393,091
TOTAL UTILITIES		11,639,359
TOTAL COMMON STOCKS (Cost $443,604,709)		509,118,835
Money Market Funds – 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.06% (c)	623,120	$ 623,245
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	1,438,905	1,439,049
TOTAL MONEY MARKET FUNDS (Cost $2,062,294)		2,062,294
TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $445,667,003)		511,181,129
NET OTHER ASSETS (LIABILITIES) (e) – (0.2%)		(1,052,130)
NET ASSETS – 100.0%		$510,128,999

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $47,150 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts (United States)	1	December 2021	$ 229,850	$ 9,873	$ 9,873
CME Micro E-mini S&P 500 Index Future Contracts (United States)	31	December 2021	712,535	22,370	22,370
Total Equity Index Contracts					$ 32,243
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Quarterly Report	4

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$556,788	$2,677,954	$2,611,497	$111	$—	$—	$ 623,245	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	940,440	4,366,379	3,867,770	192	—	—	$1,439,049	0.0%
Total	$1,497,228	$7,044,333	$6,479,267	$303	$—	$—	$2,062,294
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7	Quarterly Report